Financial risk management: Liquidity position (Details) $ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 COP ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Jun. 01, 2015 MXN ($)	Jun. 01, 2015 COP ($)
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	$ 20,083,457			$ 13,872,897		$ 13,174,991	$ 8,770,062
Loans and Short - term Debt	1,131,530			1,233,639
Loans and Long- term and Debt	12,227,926			10,991,131
Total Loans and Debt	13,359,456	$ 440,000,000		12,224,770				$ 2,897,404	$ 440,000,000
Mexico
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	15,868,354			9,770,273
Loans and Short - term Debt	685,490			883,153
Loans and Long- term and Debt	1,738,005			1,639,821
Total Loans and Debt	2,423,495			2,522,974
Puerto Rico (Aerostar)
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	850,723			1,518,455
Loans and Short - term Debt	443,814			344,048
Loans and Long- term and Debt	10,064,073			8,404,199
Total Loans and Debt	10,507,887			8,748,247
Colombia (Airplan)
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	3,364,380			2,584,169
Loans and Short - term Debt	2,226			6,438
Loans and Long- term and Debt	425,848			947,111
Total Loans and Debt	428,074			953,549
Liquidity risk
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents				13,872,897		$ 13,174,991
Bancolombia S | Liquidity risk
Disclosure of risk management strategy related to hedge accounting [line items]
Total Loans and Debt	415,724		$ 20,000	$ 338,380	$ 20,000
Credit line | Liquidity risk
Disclosure of risk management strategy related to hedge accounting [line items]
Total Loans and Debt	$ 207,862		$ 10,000